Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Money Market Obligations TrustFederated Hermes Institutional Tax-Free Cash TrustINSTITUTIONAL SHARES (FFTXX)
PREMIER SHARES (FTFXX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION1. Effective August 1, 2024, the above-named fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (the “Trust”), will implement a change to the Fund’s valuation policy whereby the Fund will no longer use the “amortized cost” method of valuing its portfolio securities with remaining maturities of 60 Days or less (“60 Day Security”), which provides that a 60 Day Security’s amortized cost value is approximately the same as its fair market value determined without the use of amortized cost based on certain factors (“shadow price” or “shadow pricing”). The Fund will instead price all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy will streamline the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”) (as further described below) and is not anticipated to have a material impact on the valuation of the Fund.Accordingly, effective August 1, 2024, all disclosures related to amortized cost valuation are deleted in their entirety.2. In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments (“2023 Amendments”) to Rule 2a-7 and certain requirements thereunder. Under the 2023 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests. The 2023 Amendments also provide that, effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. Accordingly, shareholders are advised of the following changes related to the 2023 Amendments.a. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete the introduction in its entirety and replace it with the following:“Pursuant to Rule 2a-7, the Fund is designated as an “institutional” money market fund and is required to utilize current market-based prices to value portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000) rather than utilizing amortized cost accounting to transact at a stable $1.00 net asset value.Pursuant to Rule 2a-7, the Fund is subject to discretionary liquidity fees and, effective October 2, 2024, mandatory liquidity fees. A summary description of the risk of liquidity fees is below.As an institutional money market fund, in accordance with Rule 2a-7, the Fund will not be limited to institutional investors, but will be available to retail investors as well.All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s NAV or reduce the Fund’s returns include:”b. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete “Liquidity Fees Risk” in its entirety and replace it with the following:“Liquidity Fees Risk. Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all Fund redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. Effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption.”c. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete final paragraph in its entirety and replace it with the following:“You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund Shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.”d. In the Prospectus section “What are the Specific Risks of Investing in the Fund?” please delete “Liquidity Fees Risk” in its entirety and replace it with the following:“Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the fund’s best interests, the fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Board, or its delegate, determines that the fee is no longer in the fund’s best interests.Effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption.”e. In the Prospectus section “How to Purchase Shares” please delete the first paragraph in its entirety and replace it with the following effective October 2, 2024:“You may purchase Shares through a financial intermediary or directly from the Fund. Purchase orders must be transmitted to the Fund on a gross basis (i.e., purchase orders must be submitted separately from redemption orders). The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.”f. In the Prospectus section “How to Redeem Shares” please add a new paragraph immediately following the bullet points effective October 2, 2024:“Redemption orders must be transmitted to the Fund on a gross basis (i.e., redemption orders must be submitted separately from purchase orders).”g. In the Prospectus section “How to Redeem Shares” please delete the sub-section “Certain Special Limitations Affecting Redemptions” and replace it with the following:“CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONSPursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests.Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. In the event that a liquidity fee is imposed, the Board, or its delegate, may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a discretionary liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or the Fund’s agent prior to the effective time of the discretionary liquidity fee.”h. In the Statement of Additional Information section “Investment Objective (and Policies) and Investment Limitations” please delete the sub-section “Regulatory Compliance” in its entirety and replace it with the following:“REGULATORY COMPLIANCEThe Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. In the event that a liquidity fee is imposed, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a discretionary liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund. A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent prior to the effective time of the discretionary liquidity fee.”June 26, 2024Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456818 (6/24)© 2024 Federated Hermes, Inc.Federated Hermes Money Market Obligations TrustFederated Hermes Institutional Tax-Free Cash TrustINSTITUTIONAL SHARES (FFTXX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION1. Effective August 1, 2024, the above-named fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (the “Trust”), will implement a change to the Fund’s valuation policy whereby the Fund will no longer use the “amortized cost” method of valuing its portfolio securities with remaining maturities of 60 Days or less (“60 Day Security”), which provides that a 60 Day Security’s amortized cost value is approximately the same as its fair market value determined without the use of amortized cost based on certain factors (“shadow price” or “shadow pricing”). The Fund will instead price all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy will streamline the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”) (as further described below) and is not anticipated to have a material impact on the valuation of the Fund.Accordingly, effective August 1, 2024, all disclosures related to amortized cost valuation are deleted in their entirety.2. In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments (“2023 Amendments”) to Rule 2a-7 and certain requirements thereunder. Under the 2023 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests. The 2023 Amendments also provide that, effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. Accordingly, shareholders are advised of the following changes related to the 2023 Amendments.a. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete the introduction in its entirety and replace it with the following:“Pursuant to Rule 2a-7, the Fund is designated as an “institutional” money market fund and is required to utilize current market-based prices to value portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000) rather than utilizing amortized cost accounting to transact at a stable $1.00 net asset value.Pursuant to Rule 2a-7, the Fund is subject to discretionary liquidity fees and, effective October 2, 2024, mandatory liquidity fees. A summary description of the risk of liquidity fees is below.As an institutional money market fund, in accordance with Rule 2a-7, the Fund will not be limited to institutional investors, but will be available to retail investors as well.All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s NAV or reduce the Fund’s returns include:”b. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete “Liquidity Fees Risk” in its entirety and replace it with the following:“Liquidity Fees Risk. Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all Fund redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. Effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption.”c. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete final paragraph in its entirety and replace it with the following:“You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund Shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.”d. In the Prospectus section “What are the Specific Risks of Investing in the Fund?” please delete “Liquidity Fees Risk” in its entirety and replace it with the following:“Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the fund’s best interests, the fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Board, or its delegate, determines that the fee is no longer in the fund’s best interests.Effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption.”e. In the Prospectus section “How to Purchase Shares” please delete the first paragraph in its entirety and replace it with the following effective October 2, 2024:“You may purchase Shares through a financial intermediary or directly from the Fund. Purchase orders must be transmitted to the Fund on a gross basis (i.e., purchase orders must be submitted separately from redemption orders). The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.”f. In the Prospectus section “How to Redeem Shares” please add a new paragraph immediately following the bullet points effective October 2, 2024:“Redemption orders must be transmitted to the Fund on a gross basis (i.e., redemption orders must be submitted separately from purchase orders).”g. In the Prospectus section “How to Redeem Shares” please delete the sub-section “Certain Special Limitations Affecting Redemptions” and replace it with the following:“CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONSPursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests.Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. In the event that a liquidity fee is imposed, the Board, or its delegate, may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a discretionary liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or the Fund’s agent prior to the effective time of the discretionary liquidity fee.”h. In the Statement of Additional Information section “Investment Objective (and Policies) and Investment Limitations” please delete the sub-section “Regulatory Compliance” in its entirety and replace it with the following:“REGULATORY COMPLIANCEThe Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. In the event that a liquidity fee is imposed, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a discretionary liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund. A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent prior to the effective time of the discretionary liquidity fee.”June 26, 2024Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456819 (6/24)© 2024 Federated Hermes, Inc.
Federated Hermes Institutional Tax-Free Cash Trust
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Money Market Obligations TrustFederated Hermes Institutional Tax-Free Cash TrustINSTITUTIONAL SHARES (FFTXX)
PREMIER SHARES (FTFXX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION1. Effective August 1, 2024, the above-named fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (the “Trust”), will implement a change to the Fund’s valuation policy whereby the Fund will no longer use the “amortized cost” method of valuing its portfolio securities with remaining maturities of 60 Days or less (“60 Day Security”), which provides that a 60 Day Security’s amortized cost value is approximately the same as its fair market value determined without the use of amortized cost based on certain factors (“shadow price” or “shadow pricing”). The Fund will instead price all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy will streamline the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”) (as further described below) and is not anticipated to have a material impact on the valuation of the Fund.Accordingly, effective August 1, 2024, all disclosures related to amortized cost valuation are deleted in their entirety.2. In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments (“2023 Amendments”) to Rule 2a-7 and certain requirements thereunder. Under the 2023 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests. The 2023 Amendments also provide that, effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. Accordingly, shareholders are advised of the following changes related to the 2023 Amendments.a. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete the introduction in its entirety and replace it with the following:“Pursuant to Rule 2a-7, the Fund is designated as an “institutional” money market fund and is required to utilize current market-based prices to value portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000) rather than utilizing amortized cost accounting to transact at a stable $1.00 net asset value.Pursuant to Rule 2a-7, the Fund is subject to discretionary liquidity fees and, effective October 2, 2024, mandatory liquidity fees. A summary description of the risk of liquidity fees is below.As an institutional money market fund, in accordance with Rule 2a-7, the Fund will not be limited to institutional investors, but will be available to retail investors as well.All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s NAV or reduce the Fund’s returns include:”b. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete “Liquidity Fees Risk” in its entirety and replace it with the following:“Liquidity Fees Risk. Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all Fund redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. Effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption.”c. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete final paragraph in its entirety and replace it with the following:“You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund Shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.”d. In the Prospectus section “What are the Specific Risks of Investing in the Fund?” please delete “Liquidity Fees Risk” in its entirety and replace it with the following:“Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the fund’s best interests, the fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Board, or its delegate, determines that the fee is no longer in the fund’s best interests.Effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption.”e. In the Prospectus section “How to Purchase Shares” please delete the first paragraph in its entirety and replace it with the following effective October 2, 2024:“You may purchase Shares through a financial intermediary or directly from the Fund. Purchase orders must be transmitted to the Fund on a gross basis (i.e., purchase orders must be submitted separately from redemption orders). The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.”f. In the Prospectus section “How to Redeem Shares” please add a new paragraph immediately following the bullet points effective October 2, 2024:“Redemption orders must be transmitted to the Fund on a gross basis (i.e., redemption orders must be submitted separately from purchase orders).”g. In the Prospectus section “How to Redeem Shares” please delete the sub-section “Certain Special Limitations Affecting Redemptions” and replace it with the following:“CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONSPursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests.Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. In the event that a liquidity fee is imposed, the Board, or its delegate, may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a discretionary liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or the Fund’s agent prior to the effective time of the discretionary liquidity fee.”h. In the Statement of Additional Information section “Investment Objective (and Policies) and Investment Limitations” please delete the sub-section “Regulatory Compliance” in its entirety and replace it with the following:“REGULATORY COMPLIANCEThe Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. In the event that a liquidity fee is imposed, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a discretionary liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund. A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent prior to the effective time of the discretionary liquidity fee.”June 26, 2024Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456818 (6/24)© 2024 Federated Hermes, Inc.Federated Hermes Money Market Obligations TrustFederated Hermes Institutional Tax-Free Cash TrustINSTITUTIONAL SHARES (FFTXX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION1. Effective August 1, 2024, the above-named fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust (the “Trust”), will implement a change to the Fund’s valuation policy whereby the Fund will no longer use the “amortized cost” method of valuing its portfolio securities with remaining maturities of 60 Days or less (“60 Day Security”), which provides that a 60 Day Security’s amortized cost value is approximately the same as its fair market value determined without the use of amortized cost based on certain factors (“shadow price” or “shadow pricing”). The Fund will instead price all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy will streamline the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”) (as further described below) and is not anticipated to have a material impact on the valuation of the Fund.Accordingly, effective August 1, 2024, all disclosures related to amortized cost valuation are deleted in their entirety.2. In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments (“2023 Amendments”) to Rule 2a-7 and certain requirements thereunder. Under the 2023 Amendments, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests. The 2023 Amendments also provide that, effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. Accordingly, shareholders are advised of the following changes related to the 2023 Amendments.a. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete the introduction in its entirety and replace it with the following:“Pursuant to Rule 2a-7, the Fund is designated as an “institutional” money market fund and is required to utilize current market-based prices to value portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000) rather than utilizing amortized cost accounting to transact at a stable $1.00 net asset value.Pursuant to Rule 2a-7, the Fund is subject to discretionary liquidity fees and, effective October 2, 2024, mandatory liquidity fees. A summary description of the risk of liquidity fees is below.As an institutional money market fund, in accordance with Rule 2a-7, the Fund will not be limited to institutional investors, but will be available to retail investors as well.All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s NAV or reduce the Fund’s returns include:”b. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete “Liquidity Fees Risk” in its entirety and replace it with the following:“Liquidity Fees Risk. Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board or its delegate that such a liquidity fee is in the Fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Fund’s Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all Fund redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. Effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption.”c. In the “Risk/Return Summary: Investments Risks and Performance,” under “What are the Main Risks of Investing in the Fund?” please delete final paragraph in its entirety and replace it with the following:“You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund Shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.”d. In the Prospectus section “What are the Specific Risks of Investing in the Fund?” please delete “Liquidity Fees Risk” in its entirety and replace it with the following:“Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the fund’s best interests, the fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Board, or its delegate, determines that the fee is no longer in the fund’s best interests.Effective October 2, 2024, pursuant to Rule 2a-7, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption.”e. In the Prospectus section “How to Purchase Shares” please delete the first paragraph in its entirety and replace it with the following effective October 2, 2024:“You may purchase Shares through a financial intermediary or directly from the Fund. Purchase orders must be transmitted to the Fund on a gross basis (i.e., purchase orders must be submitted separately from redemption orders). The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.”f. In the Prospectus section “How to Redeem Shares” please add a new paragraph immediately following the bullet points effective October 2, 2024:“Redemption orders must be transmitted to the Fund on a gross basis (i.e., redemption orders must be submitted separately from purchase orders).”g. In the Prospectus section “How to Redeem Shares” please delete the sub-section “Certain Special Limitations Affecting Redemptions” and replace it with the following:“CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONSPursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests.Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. In the event that a liquidity fee is imposed, the Board, or its delegate, may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a discretionary liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or the Fund’s agent prior to the effective time of the discretionary liquidity fee.”h. In the Statement of Additional Information section “Investment Objective (and Policies) and Investment Limitations” please delete the sub-section “Regulatory Compliance” in its entirety and replace it with the following:“REGULATORY COMPLIANCEThe Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.Pursuant to Rule 2a-7, the Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board, or its delegate, that such a liquidity fee is in the Fund’s best interests. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances, and it is expected that a discretionary liquidity fee would be imposed, if at all, during periods of extraordinary market stress. If the Board, including a majority of the independent Trustees, or its delegate, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund will impose a discretionary liquidity fee not to exceed 2% of the value of the shares redeemed. The discretionary liquidity fee would be applied to all redemptions and would remain in effect until the Fund’s Board, or its delegate, determines that the fee is no longer in the Fund’s best interests. In the event that a liquidity fee is imposed, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. If discretionary liquidity fees are imposed, the Fund will notify shareholders on the Fund’s website or by press release. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, or its delegate, changes or removes a discretionary liquidity fee, the Fund will notify shareholders in the same manner as described above. The imposition of a discretionary liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that calendar day. The amount of such a mandatory liquidity fee will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions, including (1) spread costs, such that the Fund is valuing each security at its bid price, and any other charges, fees, and taxes associated with portfolio security sales; and (2) market impacts for each security. If the costs of selling a pro rata amount of each portfolio security cannot be estimated in good faith and supported by data as determined by the Board or its delegate, the Fund must impose a default liquidity fee of 1% of the value of shares redeemed. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed. If mandatory liquidity fees are imposed, the Fund will notify shareholders of record. In addition to identifying the Fund, such notifications will include the time of implementation of the liquidity fee and details regarding the amount of the liquidity fee. The imposition of a mandatory liquidity fee will also be reported by the Fund to the SEC on Form N-MFP.All liquidity fees payable by shareholders of the Fund would be payable to the Fund and can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund. A liquidity fee imposed by the Fund may reduce the amount you will receive upon the redemption of your shares and may decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.Pursuant to rules under Section 22(e) of the 1940 Act, if the Fund’s weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemption in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a discretionary liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund’s agent prior to the effective time of the discretionary liquidity fee.”June 26, 2024Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456819 (6/24)© 2024 Federated Hermes, Inc.